Schedule H, Part IV, Line 4i – Schedule Of Assets (Held At End Of Year)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)
SOUTH BOW USA SERVICES INC. 401(k) AND SAVINGS PLAN
EIN #:
93-3827109
PLAN #: 001
SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost of Investment**	(e) Current Value
*	Fidelity® Growth CO K6	Mutual Fund		$5,520,833
*	Fidelity® 500 Index Fund	Mutual Fund		5,098,663
*	Fidelity® Extended Market Index Fund	Mutual Fund		2,115,215
	Baird Core Plus Institutional Fund	Mutual Fund		872,192
	MFS International Diversification Fund R4	Mutual Fund		854,115
	Vanguard Federal Money Market Fund	Mutual Fund		844,797
	JPMorgan Equity Income Fund Class R6	Mutual Fund		982,813
	Baron Growth R6	Mutual Fund		380,086
*	Fidelity® U.S. Bond Index Fund	Mutual Fund		496,882
	Vanguard Total International Stock Fund AD	Mutual Fund		997,225
*	Fidelity® Inflation-Protected Bond Index Fund	Mutual Fund		290,524
*	Fidelity® Government Money Market	Mutual Fund		67
	Allspring Special Mid-Cap Value R6	Mutual Fund		430,541
	Vanguard Target Retirement 2025	Mutual Fund		1,196,489
	Vanguard Target Retirement 2030	Mutual Fund		1,820,573
	Vanguard Target Retirement 2035	Mutual Fund		2,079,556
	Vanguard Target Retirement 2040	Mutual Fund		1,332,796
	Vanguard Target Retirement 2045	Mutual Fund		4,019,136
	Vanguard Target Retirement 2050	Mutual Fund		2,198,096
	Vanguard Target Retirement 2055	Mutual Fund		1,637,701
	Vanguard Target Retirement 2060	Mutual Fund		2,579,907
	Vanguard Target Retirement 2065	Mutual Fund		67,443
	Vanguard Target Retirement 2070	Mutual Fund		15,411
	Vanguard Target Retirement Income Fund	Mutual Fund		89,812

	Total mutual funds			$35,920,873

	Mellon Stable Value M	Common Collective Trust		$140,257

	Total common collective trust			$140,257

*	TC Energy Corporation	Common Stock		$517,463
*	TC Energy Stock Fund	Stock Purchase Account		1,105

	Total TC Energy common stock			$518,568

*	South Bow Corporation	Common Stock		$733,632
*	South Bow Stock Fund	Stock Purchase Account		1,073

	Total South Bow common stock			$734,705

	Total common stock			$1,253,273

	Total investments			$37,314,403
*	Participant loans	Interest rates ranging from 3.25% to 9.50% maturing through 2038	—	$866,483

	Total			$38,180,886

*	Represents a party-in-interest (Note 5).
**	Cost omitted for participant-directed investments.